Discontinued Operations (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Discontinued Operations
Reserved net operating loss carryforwards fully utilized to offset income from discontinuing operations	$ 7,223,000
Provision of income tax expense:
Federal tax expense	1,260,000	$ 265,000
State tax expense	540,000	92,000
Total tax expense	1,800,000	357,000
Tax benefit for utilization of tax loss carryforwards	$ (1,800,000)	$ (357,000)